Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
BWX Technologies Inc.	23,917	$1,520,882
HEICO Corp.	10,056	1,231,156
HEICO Corp., Class A	18,156	1,745,699
Teledyne Technologies Inc.(a)	9,158	3,343,220

		7,840,957

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)(b)	23,177	2,060,899

Biotechnology — 4.8%
ACADIA Pharmaceuticals Inc.(a)	28,019	1,119,079
Alnylam Pharmaceuticals Inc.(a)	27,995	3,213,546
BioMarin Pharmaceutical Inc.(a)	45,104	3,766,184
Exact Sciences Corp.(a)(b)	35,122	3,276,180
Incyte Corp.(a)	44,892	3,280,259
Ionis Pharmaceuticals Inc.(a)	32,142	1,874,521
Moderna Inc.(a)	51,487	1,055,998
Neurocrine Biosciences Inc.(a)	23,125	2,314,350
Sage Therapeutics Inc.(a)(b)	13,174	873,173
Sarepta Therapeutics Inc.(a)	17,782	2,062,001
Seattle Genetics Inc.(a)	28,834	3,125,317

		25,960,608

Building Products — 0.9%
Allegion PLC	23,332	3,017,294
Lennox International Inc.	8,805	2,051,389

		5,068,683

Capital Markets — 3.2%
FactSet Research Systems Inc.	9,528	2,726,056
LPL Financial Holdings Inc.	20,297	1,869,963
MarketAxess Holdings Inc.	9,523	3,372,856
Morningstar Inc.	5,294	830,576
MSCI Inc.	21,270	6,078,966
SEI Investments Co.	31,693	2,068,285

		16,946,702

Commercial Services & Supplies — 2.3%
Cintas Corp.	21,051	5,872,597
Copart Inc.(a)	51,365	5,211,493
Rollins Inc.	35,087	1,331,552

		12,415,642

Communications Equipment — 0.7%
Arista Networks Inc.(a)	13,621	3,042,114
Ubiquiti Inc.	3,180	519,676

		3,561,790

Construction Materials — 1.6%
Martin Marietta Materials Inc.	15,694	4,140,077
Vulcan Materials Co.	33,235	4,707,073

		8,847,150

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)	3,493	1,498,427

Distributors — 0.4%
Pool Corp.	10,054	2,204,842

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions Inc.(a)	14,616	2,393,078
Service Corp. International	45,897	2,200,761
ServiceMaster Global Holdings Inc.(a)	33,796	1,218,346

		5,812,185

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.0%
CDW Corp./DE	36,079	$4,706,505
Cognex Corp.	42,913	2,187,276
FLIR Systems Inc.	33,686	1,736,176
Keysight Technologies Inc.(a)	47,101	4,379,922
Zebra Technologies Corp., Class A(a)	13,540	3,236,331

		16,246,210

Energy Equipment & Services — 0.7%
Baker Hughes Co.	163,184	3,534,565

Entertainment — 1.9%
Live Nation Entertainment Inc.(a)(b)	35,384	2,411,774
Roku Inc.(a)	22,986	2,780,157
Take-Two Interactive Software Inc.(a)	28,419	3,542,144
Zynga Inc., Class A(a)	235,719	1,419,028

		10,153,103

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Homes 4 Rent, Class A	63,996	1,749,011
CyrusOne Inc.	28,425	1,729,661
SBA Communications Corp.	28,274	7,056,059

		10,534,731

Food Products — 0.9%
McCormick & Co. Inc./MD, NVS	31,029	5,069,208

Health Care Equipment & Supplies — 8.7%
ABIOMED Inc.(a)(b)	11,339	2,112,342
Align Technology Inc.(a)	18,009	4,630,114
Cooper Companies Inc. (The)(b)	12,448	4,318,087
DexCom Inc.(a)	22,897	5,512,453
Haemonetics Corp.(a)	12,630	1,356,336
IDEXX Laboratories Inc.(a)	21,540	5,837,555
Insulet Corp.(a)	15,522	3,011,889
Masimo Corp.(a)	12,319	2,101,621
Novocure Ltd.(a)(b)	19,384	1,579,021
ResMed Inc.	36,105	5,739,612
Steris PLC	21,289	3,208,039
Teleflex Inc.	11,625	4,318,804
West Pharmaceutical Services Inc.	18,579	2,897,395

		46,623,268

Health Care Providers & Services — 0.5%
Chemed Corp.	4,020	1,877,501
Guardant Health Inc.(a)	10,062	765,114

		2,642,615

Health Care Technology — 2.0%
Cerner Corp.	78,870	5,665,232
Veeva Systems Inc., Class A(a)	33,034	4,843,115

		10,508,347

Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill Inc.(a)	6,421	5,565,466
Domino’s Pizza Inc.	10,270	2,893,573
Dunkin’ Brands Group Inc.	20,802	1,624,428
Planet Fitness Inc., Class A(a)	20,538	1,659,265
Vail Resorts Inc.	10,130	2,375,586

		14,118,318

Household Durables — 0.6%
NVR Inc.(a)	872	3,328,398

Household Products — 0.9%
Church & Dwight Co. Inc.	61,621	4,573,511

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	14,231	$2,223,309

Insurance — 1.4%
Brown & Brown Inc.	58,720	2,636,528
Erie Indemnity Co., Class A, NVS	4,765	793,373
Markel Corp.(a)	3,468	4,067,860

		7,497,761

Interactive Media & Services — 3.0%
IAC/InterActiveCorp.(a)	18,204	4,434,312
Snap Inc., Class A, NVS(a)	197,231	3,625,106
Twitter Inc.(a)	194,945	6,331,814
Zillow Group Inc., Class A(a)	8,898	411,088
Zillow Group Inc., Class C, NVS(a)(b)	31,535	1,457,232

		16,259,552

Internet & Direct Marketing Retail — 2.4%
Etsy Inc.(a)	29,753	1,452,244
Expedia Group Inc.	35,090	3,805,510
MercadoLibre Inc.(a)	11,359	7,531,017

		12,788,771

IT Services — 10.7%
Akamai Technologies Inc.(a)	40,578	3,787,956
Black Knight Inc.(a)	37,558	2,513,381
Booz Allen Hamilton Holding Corp.	35,250	2,750,910
Broadridge Financial Solutions Inc.	28,788	3,430,090
EPAM Systems Inc.(a)	13,807	3,149,929
Euronet Worldwide Inc.(a)	13,567	2,138,702
FleetCor Technologies Inc.(a)	21,791	6,869,177
Gartner Inc.(a)	22,462	3,611,441
GoDaddy Inc., Class A(a)	44,438	2,986,678
Jack Henry & Associates Inc.	19,319	2,888,963
MongoDB Inc.(a)(b)	8,685	1,423,558
Okta Inc.(a)	28,226	3,614,339
Square Inc., Class A(a)	86,036	6,426,029
Twilio Inc., Class A(a)(b)	31,288	3,890,350
VeriSign Inc.(a)	25,944	5,399,984
WEX Inc.(a)(b)	10,870	2,357,921

		57,239,408

Life Sciences Tools & Services — 5.0%
Agilent Technologies Inc.	77,708	6,415,572
Avantor Inc.(a)(b)	55,565	1,026,286
Bio-Rad Laboratories Inc., Class A(a)	5,426	1,958,352
Bio-Techne Corp.	9,570	2,009,413
Bruker Corp.	25,327	1,252,927
Charles River Laboratories International Inc.(a)	12,264	1,895,769
Mettler-Toledo International Inc.(a)	6,115	4,630,156
PerkinElmer Inc.	27,898	2,580,007
PRA Health Sciences Inc.(a)(b)	15,882	1,609,005
Waters Corp.(a)(b)	16,180	3,620,922

		26,998,409

Machinery — 3.1%
Graco Inc.	41,879	2,225,869
IDEX Corp.	19,099	3,129,371
Nordson Corp.	12,848	2,169,513
Toro Co. (The)	26,768	2,141,975
WABCO Holdings Inc.(a)	12,870	1,745,816
Woodward Inc.	14,159	1,646,833
Xylem Inc./NY	45,218	3,692,502

		16,751,879

Security	Shares	Value

Media — 0.8%
Altice USA Inc., Class A(a)	77,572	$2,122,370
Cable One Inc.	1,262	2,150,486

		4,272,856

Metals & Mining — 0.4%
Royal Gold Inc.	16,470	1,899,320

Oil, Gas & Consumable Fuels — 2.2%
Cabot Oil & Gas Corp.	101,653	1,432,291
Cheniere Energy Inc.(a)	58,211	3,448,420
Concho Resources Inc.	50,479	3,825,298
Diamondback Energy Inc.	40,463	3,010,447

		11,716,456

Pharmaceuticals — 0.4%
Catalent Inc.(a)(b)	36,739	2,244,753

Professional Services — 4.7%
CoStar Group Inc.(a)	9,199	6,006,855
IHS Markit Ltd.(a)	100,689	7,940,334
TransUnion	47,283	4,335,851
Verisk Analytics Inc.	41,148	6,685,316

		24,968,356

Road & Rail — 0.6%
Old Dominion Freight Line Inc.	16,035	3,146,548

Semiconductors & Semiconductor Equipment — 4.5%
Cypress Semiconductor Corp.	92,736	2,163,531
Entegris Inc.	33,867	1,752,956
KLA Corp.	39,622	6,566,950
Mellanox Technologies Ltd.(a)	13,936	1,684,862
Monolithic Power Systems Inc.	10,144	1,736,349
Teradyne Inc.	42,079	2,776,793
Universal Display Corp.	10,647	1,875,682
Xilinx Inc.	63,144	5,334,405

		23,891,528

Software — 15.0%
Anaplan Inc.(a)	21,353	1,229,719
ANSYS Inc.(a)	21,490	5,895,352
Aspen Technology Inc.(a)	17,127	2,037,770
Cadence Design Systems Inc.(a)	70,458	5,080,726
Ceridian HCM Holding Inc.(a)	25,538	1,871,680
Coupa Software Inc.(a)	15,780	2,542,947
DocuSign Inc.(a)(b)	31,378	2,463,487
Dynatrace Inc.(a)	16,079	503,433
Elastic NV(a)	8,117	526,631
Fair Isaac Corp.(a)	7,272	2,926,107
Fortinet Inc.(a)	35,646	4,112,123
Guidewire Software Inc.(a)(b)	20,735	2,332,688
HubSpot Inc.(a)(b)	10,107	1,828,761
Palo Alto Networks Inc.(a)	24,597	5,774,884
Paycom Software Inc.(a)	12,318	3,919,095
Pegasystems Inc.	9,808	845,548
Proofpoint Inc.(a)	14,176	1,740,955
PTC Inc.(a)	26,100	2,169,432
RealPage Inc.(a)(b)	19,855	1,158,539
RingCentral Inc., Class A(a)(b)	18,828	3,870,660
Slack Technologies Inc., Class A(a)	10,891	225,770
Splunk Inc.(a)(b)	38,755	6,017,101
SS&C Technologies Holdings Inc.	55,207	3,478,593
Synopsys Inc.(a)	37,748	5,568,207
Trade Desk Inc. (The), Class A(a)(b)	10,003	2,692,608

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	9,789	$3,168,504
VMware Inc., Class A(a)	19,808	2,932,772
Zendesk Inc.(a)	28,167	2,433,629
Zscaler Inc.(a)(b)	16,519	926,551

		80,274,272

Specialty Retail — 1.7%
Burlington Stores Inc.(a)	16,636	3,617,831
Five Below Inc.(a)(b)	13,980	1,582,816
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	14,353	3,845,312

		9,045,959

Textiles, Apparel & Luxury Goods — 1.7%
Lululemon Athletica Inc.(a)	30,096	7,204,681
Under Armour Inc., Class A(a)(b)	46,899	946,422
Under Armour Inc., Class C, NVS(a)(b)	49,987	897,767

		9,048,870

Trading Companies & Distributors — 0.9%
Fastenal Co.	144,014	5,023,208

Total Common Stocks — 99.9% (Cost: $438,212,223)		534,841,374

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	28,726,263	28,743,499

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	475,000	$475,000

		29,218,499

Total Short-Term Investments — 5.5% (Cost: $29,207,687)		29,218,499

Total Investments in Securities — 105.4% (Cost: $467,419,910)		564,059,873

Other Assets, Less Liabilities — (5.4)%		(28,758,673)

Net Assets — 100.0%		$535,301,200

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,772,170	(8,045,907)	28,726,263	$28,743,499	$114,458	(b)	$2,142		$5,833
BlackRock Cash Funds: Treasury, SL Agency Shares	218,923	256,077	475,000	475,000	6,663		—		—

				$29,218,499	$121,121		$2,142		$5,833

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Technology Index	2	03/20/20	$192	$195
Russell 2000 E-Mini	2	03/20/20	161	(4,263)

				$(4,068)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$534,841,374	$—	$—	$534,841,374
Money Market Funds	29,218,499	—	—	29,218,499

	$564,059,873	$—	$—	$564,059,873

Derivative financial instruments(a)
Assets
Futures Contracts	$195	$—	$—	$195
Liabilities
Futures Contracts	(4,263)	—	—	(4,263)

	$(4,068)	$—	$—	$(4,068)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4